UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Tax Advantage Dividend Fund

	Shares	Value ($)

Common Stocks 88.0%
Consumer Discretionary 5.5%
Hotels Restaurants & Leisure 1.4%
Regal Entertainment Group "A"	112,600	2,075,218
Household Durables 0.4%
The Stanley Works	13,345	639,626
Multiline Retail 1.0%
Federated Department Stores, Inc.	24,332	1,493,255
Specialty Retail 2.7%
Abercrombie & Fitch Co. "A"	38,700	2,012,013
TJX Companies, Inc.	88,200	1,898,946

		3,910,959
Consumer Staples 5.5%
Food Products 2.3%
General Mills, Inc.	28,200	1,360,932
Unilever NV (New York Shares)	29,000	2,038,990

		3,399,922
Tobacco 3.2%
Altria Group, Inc.	48,219	3,618,836
UST, Inc.	26,700	1,105,113

		4,723,949
Energy 9.8%
Energy Equipment & Services 1.0%
GlobalSantaFe Corp.	34,900	1,554,795
Oil, Gas & Consumable Fuels 8.8%
Amerada Hess Corp.	19,300	2,414,430
BP PLC (ADR)	27,895	1,852,228
Chevron Corp.	43,740	2,496,242
ConocoPhillips	25,274	1,652,414
ExxonMobil Corp.	81,339	4,566,371

		12,981,685
Financials 30.3%
Banks 16.1%
AmSouth Bancorp.	91,489	2,308,267
Bank of America Corp.	147,404	6,447,451
BB&T Corp.	47,530	2,012,420
KeyCorp.	37,390	1,205,454
New York Community Bancorp., Inc.	97,800	1,581,426
North Fork Bancorp., Inc.	83,040	2,104,234
PNC Financial Services Group, Inc.	35,042	2,127,400
SunTrust Banks, Inc.	19,719	1,429,233
Valley National Bancorp.	56,700	1,374,408
Wachovia Corp.	25,200	1,273,104

Washington Mutual, Inc.	49,400	1,956,240

		23,819,637
Capital Markets 2.7%
Morgan Stanley	72,600	3,950,166
Diversified Financial Services 5.5%
Citigroup, Inc.	107,833	4,936,595
JPMorgan Chase & Co.	87,552	3,206,154

		8,142,749
Insurance 2.0%
American International Group, Inc.	15,600	1,010,880
Lincoln National Corp.	40,100	2,029,461

		3,040,341
Real Estate 4.0%
American Financial Realty Trust (REIT)	42,000	517,020
Host Marriott Corp. (REIT)	110,500	1,855,295
Liberty Property Trust (REIT)	29,300	1,221,517
Maguire Properties, Inc. (REIT)	40,200	1,206,000
Ventas, Inc. (REIT)	36,100	1,105,743

		5,905,575
Health Care 8.8%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	87,107	3,330,100
Pharmaceuticals 6.5%
Abbott Laboratories	38,079	1,639,301
Bristol-Myers Squibb Co.	93,346	1,976,135
Merck & Co., Inc.	50,830	1,434,423
Pfizer, Inc.	73,400	1,595,716
Wyeth	67,160	2,992,649

		9,638,224
Industrials 4.9%
Aerospace & Defense 2.1%
Honeywell International, Inc.	90,559	3,097,118
Electrical Equipment 0.7%
Emerson Electric Co.	15,786	1,097,916
Industrial Conglomerates 2.1%
General Electric Co.	35,518	1,204,416
Textron, Inc.	25,909	1,866,484

		3,070,900
Information Technology 7.3%
Communications Equipment 1.9%
Nokia Oyj (ADR)	167,900	2,824,078
Computers & Peripherals 1.6%
Hewlett-Packard Co.	87,248	2,446,434
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	66,383	1,560,001
Texas Instruments, Inc.	48,984	1,398,493

		2,958,494
Software 1.8%
Microsoft Corp.	101,500	2,608,550

Materials 3.7%
Chemicals 1.8%
Dow Chemical Co.	31,305	1,435,647
PPG Industries, Inc.	21,315	1,278,261

		2,713,908
Containers & Packaging 1.9%
Packaging Corp. of America	103,600	2,102,044
Sonoco Products Co.	24,048	680,558

		2,782,602
Telecommunication Services 5.9%
Diversified Telecommunication Services
AT&T Corp.	60,900	1,204,602
BellSouth Corp.	38,400	999,168
Chunghwa Telecom Co., Ltd. (ADR)	78,300	1,356,156
Citizens Communications Co.	232,500	2,845,800
Verizon Communications, Inc.	76,300	2,404,213

		8,809,939
Utilities 6.3%
Electric Utilities 3.4%
FPL Group, Inc.	43,218	1,860,967
Progress Energy, Inc.	36,800	1,604,112
Southern Co.	45,316	1,585,607

		5,050,686
Independent Power Producers & Energy Traders 0.5%
Duke Energy Corp.	25,300	669,944
Multi-Utilities 2.4%
Ameren Corp.	30,700	1,614,820
DTE Energy Co.	45,379	1,960,373

		3,575,193

Total Common Stocks (Cost $125,271,186)		130,311,963
Open End Investment Companies 9.3%
Scudder Fixed Income Fund (a)	635,376	6,817,581
Scudder High Income Fund (a)	1,304,176	7,003,426

Total Open End Investment Company (Cost $14,187,359)		13,821,007
Cash Equivalents 2.5%
Scudder Cash Management QP Trust, 3.83% (b) (Cost $3,626,109)	3,626,109	3,626,109
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 143,084,654)	99.8	147,759,079
Other Assets and Liabilities, Net	0.2	363,998

Net Assets	100.0	148,123,077

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Scudder Fixed Income Fund and Scudder High Income Fund are managed by Deutsche Asset Management, Inc.
(b)		Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Tax Advantaged Dividend Fund, a series of Value Equity Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Tax Advantaged Dividend Fund, a series of Value Equity Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005